Financial instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
The Group’s financial instruments consist of financial liabilities, including preferred shares, convertible notes, warrants and loans payable, as well as financial assets classified as assets held at fair value.
Fair Value Process
For financial instruments measured at fair value under IFRS 9 the change in the fair value is reflected through profit and loss. Using the guidance in IFRS 13, the total business enterprise value and allocatable equity of each entity within the Group was determined using a discounted cash flow income approach, replacement cost/asset approach, market scenario approach, or market backsolve approach through a recent arm’s length financing round. The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market – Scenario	The market scenario method is based on guideline transaction prices and multiples of similar public and private companies in initial public offerings and mergers and acquisitions.
Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
Asset/Cost	The asset/cost approach considers reproduction or replacement cost as an indicator of value.
During the years ended December 31, 2020 and 2019 at each measurement date, the total fair value of preferred shares, warrants and convertible note instruments, including embedded conversion rights that are not bifurcated, was determined using the following allocation methods: option pricing model (“OPM”), probability-weighted expected return method (“PWERM”) or Hybrid allocation framework. The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
Current Value	The enterprise value determined as of the valuation date is allocated to different classes of security based upon their rights and preferences.
Common Stock Equivalent	Every share is treated equally and the equity value derived is allocated assuming full conversion of preferred shares into common stock at the applicable conversion rate.
PWERM	Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.
Hybrid	The hybrid method (“HM”) is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenarios occurrence, similar to the PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.
Valuation policies and procedures are regularly monitored by the Company’s finance group. Fair value measurements, including those categorized within Level 3, are prepared and reviewed on their issuance date and then on an annual basis and any third-party valuations are reviewed for reasonableness and compliance with the fair value measurements guidance under IFRS. The Group measures fair values using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3	Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instrument’s valuation.
Whilst the Group considers the methodologies and assumptions adopted in fair value measurements as supportable, reasonable and robust, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investment existed and the differences could be significant.
COVID-19 Consideration
At December 31, 2020, the Group assessed certain key assumptions within the valuation of its unquoted instruments and considered the impact of the COVID-19 pandemic on all unobservable inputs (Level 3). The assumptions considered with respect to COVID-19 included but were not limited to the following: exit scenarios and timing, discount rates, revenue assumptions as well as volatilities. The Group views any impact of the COVID-19 pandemic on its unquoted instruments as immaterial as of December 31, 2020.
Subsidiary Preferred Shares Liability and Subsidiary Convertible Notes
The following table summarizes the changes in the Group’s subsidiary preferred shares and convertible note liabilities measured at fair value, which were categorized as Level 3 in the fair value hierarchy:

	Subsidiary Preferred Shares $000s	Subsidiary Convertible Notes $000s
Balance at January 1, 2018	215,635	11,343
Value at issuance	54,537	5,824
Conversion	7,930	(7,581)
Deconsolidation of preferred shares	(36,517)	—
Change in fair value	(24,066)	(128)
Balance at December 31, 2018 and January 1, 2019	217,519	9,458
Value at issuance	51,048	1,607
Conversion to preferred	4,894	(4,894)
Conversion to common	—	(2,418)
Deconsolidation	(207,346)	(5,017)
Change in fair value	33,636	1,389
Finance Costs	1,458	—
Other	(112)	—
Cash distribution	(108)	—
Balance at December 31, 2019 and January 1, 2020	100,989	125
Value at issuance	13,750	25,000
Change in fair value	4,234	—
Balance at December 31, 2020	118,972	25,125
The change in fair value of preferred shares and convertible notes are recorded in Finance income/(costs) – fair value accounting in the Consolidated Statements of Comprehensive Income/(Loss).
The table below sets out information about the significant unobservable inputs used at December 31, 2020 in the fair value measurement of the Group’s material subsidiary preferred shares liabilities categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2020	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
92,068	Market – Backsolve & Hybrid allocation	Estimated time to exit	0.88	Fair value increase
		Discount rate	30.0%
		Volatility	95.0%
14,083	Income – DCF & OPM allocation	Estimated time to exit	2.89	Fair value increase
		Discount rate	19.7%
		Terminal value growth rate	(2.8)%	Fair value decrease
		Volatility	56.8%	Fair value increase
12,821	Cost Approach & OPM allocation	Estimated time to exit	2.00	Fair value increase
		Discount rate	29.4%
		Volatility	40.0%
Subsidiary Preferred Shares Sensitivity
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s subsidiary preferred shares liabilities, as well as that with respect to the enterprise value of the underlying subsidiary in general (Please refer to Note 15):

Input	Subsidiary Preferred Share Liability
As of December 31, 2020	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Subsidiary Enterprise Value	-2%	(2,146)
	+2%	2,194
Time to Liquidity	'-6 Months	5,815
	'+6 Months	(5,437)

Discount Rate	-5%	12,227
	+5%	(5,779)
Financial Assets Held at Fair Value
Karuna Valuation
Karuna (Nasdaq: KRTX) is a listed entity on an active exchange and as such the fair value for the year ended December 31, 2020 was calculated utilizing the quoted common share price. Please refer to Note 5 for further details.
Akili, Gelesis and Vor Valuation
In accordance with IFRS 9, the Company accounts for its preferred share investments in Akili, Gelesis and Vor as financial assets held at fair value through the profit and loss. During the year ended December 31, 2020, the Company recorded its investment at fair value and recognized a gain of $41.3 million that was recorded to the Consolidated Statements of Comprehensive Income/(Loss) on the line item Gain/(loss) on investments held at fair value.
The following table summarizes the changes in the Group’s investments held at fair value, which were categorized as Level 3 in the fair value hierarchy:

$'000s
Balance at January 1, 2018	1,449
Deconsolidation of Akili	70,748
Gain/(Loss) on changes in fair value	12,966
Balance at December 31, 2018 and January 1, 2019	85,163
Deconsolidation of Vor	12,028
Deconsolidation of Karuna	77,373
Deconsolidation of Gelesis	49,170
Reclass of Karuna to Associate	(118,006)
Gain/(Loss) on changes in fair value	48,867
Issuance of note receivable	6,480
Conversion of note receivable	(6,630)
Balance at December 31, 2019 and January 1, 2020	154,445
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Gain/(Loss) on changes in fair value	41,297
Balance as of December 31, 2020 before allocation of associate gain/(loss) to long-term interest	206,892
Share of associate loss allocated to long-term interest (please refer to Note 6)	(23,006)
Balance as of December 31, 2020 after allocation of associate gain/(loss) to long-term interest	183,886
The change in fair value of investments held at fair value are recorded in Gain/(loss) on investments held at fair value in the Consolidated Statements of Comprehensive Income/(Loss).
The table below sets out information about the significant unobservable inputs used at December 31, 2020 in the fair value measurement of the Group’s material investments held at fair value categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2020	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
204,379	Market – Scenario & Hybrid allocation	Estimated time to exit	1.73	Fair value increase
		Exit valuation multiples	2.19	Fair value decrease
		Discount rate	28.0%	Fair value increase
		Discount for lack of marketability ("DLOM")	10.0%
		Volatility	65.0%
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s investments held at fair value, as well as that with respect to the enterprise value of the underlying investee in general (Please refer to Note 5):

Input	Investments Held at Fair Value
As of December 31, 2020	Sensitivity Range	Financial Asset Increase/ (Decrease) $000s
Investee Enterprise Value	-2%	(3,915)
	+2%	3,886
Time to Liquidity	'-6 Months	22,828
	'+6 Months	(20,005)
Discount Rate	-5%	11,691
	+5%	(10,689)
Warrants
Warrants issued by subsidiaries within the Group are classified as liabilities, as they will be settled in a variable number of shares and are not fixed-for-fixed. The following table summarizes the changes in the Group’s subsidiary warrant liabilities, which were categorized as Level 3 in the fair value hierarchy:

Subsidiary Warrant Liability $000s
Balance at January 1, 2018	13,095
Change in fair value	(83)
Balance at December 31, 2018 and January 1, 2019	13,012
Warrant Issuance	4,706
Gelesis Deconsolidation	(21,611)
Change in fair value	11,890
Balance at December 31, 2019 and January 1, 2020	7,997
Warrant Issuance	92
Change in fair value	117
Balance at December 31, 2020	8,206
The change in fair value of warrants are recorded in Finance income/(costs) – fair value accounting in the Consolidated Statements of Comprehensive Income/(Loss).
In June 2019, Gelesis amended their existing license and patent agreement with One S.r.l. As a result of the amendment Gelesis issued One S.r.l. a warrant equal to 2.7 percent of as converted shares following the next financing round. The fair value of the warrant was $4.7 million at issuance. On July 1, 2019, Gelesis deconsolidated and warrant liability of $21.6 million relating to Series A-1, A-3, A-4 and One S.r.l. warrants was derecognized.
In connection with various amendments to its 2010 Loan and Security Agreement, Follica issued Series A-1 preferred share warrants at various dates in 2013 and 2014. Each of the warrants has an exercise price of $0.14 and a contractual term of ten years from the date of issuance. In 2017, in conjunction with the issuance of convertible notes, the exercise price of the warrants was adjusted to $0.07 per share. The change in the fair value of the subsidiary warrants was recorded in finance costs, net in the Consolidated Statements of Comprehensive Income/(Loss). The $8.2 million warrant liability at December 31, 2020 was largely attributable to the outstanding Follica preferred share warrants.
In connection with the September 2, 2020 Oxford Finance LLC loan issuance, Vedanta also issued Oxford Finance LLC 12,886 Series C-2 preferred share warrants with an exercise price of $23.28 per share, expiring September 2030.
The table below sets out the weighted average of significant unobservable inputs used at December 31, 2020 with respect to determining the fair value of the Group's warrants categorized as Level 3 in the fair value hierarchy:

Assumption/Input	Warrants
Expected term	2.65
Expected volatility	54.9%
Risk free interest rate	0.1%
Expected dividend yield	—%
Estimated fair value of the convertible preferred shares	$3.09
Exercise price of the warrants	$0.27
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s warrant liabilities:

Input	Warrant Liability
As at December 31	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Discount Rate	-5%	7,279
	+5%	(3,321)
Fair Value Measurement and Classification
The fair value of financial instruments by category at December 31, 2020 and 2019:

	2020
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
U.S. treasuries[1]	—	—	—	—	—	—
Money Markets[2]	394,143	—	394,143	—	—	394,143
Investments held at fair value[3]	553,167	—	346,275	—	206,892	553,167

Trade and other receivables[4]	2,558	—	—	2,558	—	2,558
Total financial assets	949,867	—	740,417	2,558	206,892	949,867
Financial liabilities:
Subsidiary warrant liability	—	8,206	—	—	8,206	8,206
Subsidiary preferred shares	—	118,972	—	—	118,972	118,972
Subsidiary notes payable	—	26,455	—	1,330	25,125	26,455
Total financial liabilities	—	153,633	—	1,330	152,303	153,633
1    Issued by governments and government agencies, as applicable, all of which are investment grade.
2    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
3    Balance prior to share of associate loss allocated to long-term interest (please refer to Note 6).
4    Outstanding receivables are owed primarily by corporations and government agencies, virtually all of which are investment grade.

	2019
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
U.S. treasuries[1]	30,088	—	30,088	—	—	30,088
Money Markets[2]	106,586	—	106,586	—	—	106,586
Investments held at fair value	714,905	—	560,460	—	154,445	714,905
Loans and receivables:
Trade and other receivables[3]	1,977	—	—	1,977	—	1,977
Total financial assets	853,556	—	697,134	1,977	154,445	853,556
Financial liabilities:
Subsidiary warrant liability	—	7,997	—	—	7,997	7,997
Subsidiary preferred shares	—	100,989	—	—	100,989	100,989
Subsidiary notes payable	—	1,455	—	1,455	—	1,455
Total financial liabilities	—	110,441	—	1,455	108,986	110,441
1    Issued by governments and government agencies, as applicable, all of which are investment grade.
2    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
3    Outstanding receivables are owed primarily by corporations and government agencies, virtually all of which are investment grade.